9. FIXED ASSETS (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2012
Machinery and equipment (2-10 years)	$ 203,385		$ 206,370
Leasehold improvements (5-20 years)	603,612		603,612
Furniture and fixtures (3-10 years)	174,799		156,567
Software and websites (3- 7 years)	108,632		108,961
Less: accumulated depreciation	(663,213)	(606,509)
Property and equipment, net	427,215	469,001
PurchasedMember
Machinery and equipment (2-10 years)	116,346	119,331
Leasehold improvements (5-20 years)	603,612	603,612
Furniture and fixtures (3-10 years)	73,539	55,307
Software and websites (3- 7 years)	63,783	64,112
Less: accumulated depreciation	(444,751)	(400,516)
Property and equipment, net	412,529	441,846
CapitalLeaseObligationsMember
Machinery and equipment (2-10 years)	87,039	87,039
Leasehold improvements (5-20 years)	0	0
Furniture and fixtures (3-10 years)	101,260	101,260
Software and websites (3- 7 years)	44,849	44,849
Less: accumulated depreciation	(218,462)	(205,993)
Property and equipment, net	$ 14,686	$ 27,155